Cover	May 12, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	InnovaQor, Inc. (the “Company”) is filing this Form 8-K/A to its Current Report on Form 8-K as originally filed with the Securities and Exchange Commission on May 18, 2023 (the “Original Filing”), solely to correctly identify the name of the Company in the first line under Item 1.01. No other changes have been made from the Original Filing.
Document Period End Date	May 12, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-33191
Entity Registrant Name	InnovaQor, Inc.
Entity Central Index Key	0001102942
Entity Tax Identification Number	84-0436055
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	400 South Australian Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	421-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false